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Schedule of Investments
(unaudited)
Putnam Focused International Equity Fund 2
Notes to Schedule of Investments 5

Putnam Focused International Equity Fund
Schedule of Investments (unaudited), January 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Banks 8.6%
AIB Group plc ...................................... Ireland 3,241,355 $ 36,232,329
HDFC Bank Ltd. .................................... India 1,846,976 18,675,283
National Bank of Greece SA ........................... Greece 1,501,196 26,502,782
81,410,394
Broadline Retail 4.8%
Alibaba Group Holding Ltd. ............................ China 1,537,600 32,710,267
Prosus NV ........................................ China 233,224 13,410,677
46,120,944
Capital Markets 5.2%
Bolsa Mexicana de Valores SAB de CV ................... Mexico 11,763,820 23,593,608
London Stock Exchange Group plc ...................... United Kingdom 233,814 26,080,109
49,673,717
Diversified Telecommunication Services 5.2%
Cogeco Communications, Inc. .......................... Canada 580,812 27,994,486
a
Liberty Global Ltd., A ................................. Belgium 1,981,309 21,972,717
49,967,203
Entertainment 4.8%
CTS Eventim AG & Co. KGaA .......................... Germany 225,656 18,964,382
Universal Music Group NV ............................ Netherlands 1,098,987 26,944,472
45,908,854
Financial Services 2.5%
Edenred SE ....................................... France 1,123,233 23,527,033
Food Products 1.5%
Otoki Corp. ........................................ South Korea 51,800 13,859,331
Health Care Equipment & Supplies 2.3%
Sonova Holding AG .................................. Switzerland 80,688 22,082,969
Health Care Technology 1.3%
M3, Inc. .......................................... Japan 1,000,900 12,350,145
Hotels, Restaurants & Leisure 1.8%
FDJ United ........................................ France 646,681 17,115,021
Household Durables 3.5%
Berkeley Group Holdings plc ........................... United Kingdom 272,028 15,369,267
Persimmon plc ..................................... United Kingdom 934,332 17,992,648
33,361,915
Industrial Conglomerates 3.1%
a
SK Square Co. Ltd. .................................. South Korea 76,652 30,005,533
Insurance 1.7%
Admiral Group plc ................................... United Kingdom 428,188 16,114,413
Interactive Media & Services 5.2%
Alphabet, Inc., C .................................... United States 91,863 31,098,381
Rightmove plc ...................................... United Kingdom 2,701,132 18,285,070
49,383,451
Oil, Gas & Consumable Fuels 6.1%
Canadian Natural Resources Ltd. ....................... Canada 1,059,541 39,396,732

Putnam Focused International Equity Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
a
International Petroleum Corp. .......................... Canada 906,170 $ 18,940,179
58,336,911
Passenger Airlines 5.2%
Ryanair Holdings plc ................................. Italy 1,449,474 49,194,205
Personal Care Products 1.5%
Unilever plc ........................................ United Kingdom 206,333 14,036,716
Pharmaceuticals 5.1%
AstraZeneca plc .................................... United Kingdom 103,545 19,291,893
Bayer AG ......................................... Germany 570,790 30,190,045
49,481,938
Semiconductors & Semiconductor Equipment 18.3%
ASML Holding NV ................................... Netherlands 32,748 46,957,555
Japan Material Co. Ltd. ............................... Japan 2,094,700 24,291,474
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,195,000 66,078,645
Tokyo Electron Ltd. .................................. Japan 141,800 37,783,898
175,111,572
Software 2.6%
Constellation Software, Inc. ............................ Canada 13,216 24,390,467
Trading Companies & Distributors 6.0%
ITOCHU Corp. ..................................... Japan 3,154,000 40,379,317
MonotaRO Co. Ltd. .................................. Japan 1,260,600 17,004,169
57,383,486
Total Common Stocks (Cost $693,874,313) ...................................
918,816,218
Preferred Stocks 1.9%
Technology Hardware, Storage & Peripherals 1.9%
b
Samsung Electronics Co. Ltd., 1.43% .................... South Korea 224,258 18,165,139
Total Preferred Stocks (Cost $9,185,873) .....................................
18,165,139
Total Long Term Investments (Cost $703,060,186) .............................
936,981,357
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.5%
c,d
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 14,682,719 14,682,719
Total Management Investment Companies (Cost $14,682,719) ..................
14,682,719
Total Short Term Investments (Cost $14,682,719 ) ..............................
14,682,719
a
Total Investments (Cost $717,742,905) 99.7% .................................
$951,664,076
Other Assets, less Liabilities 0.3% ...........................................
2,447,516
Net Assets 100.0% .........................................................
$954,111,592
a a a

Putnam Focused International Equity Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At January 31, 2026, the Fund had the following credit default swap contracts outstanding.
a
Non-income producing.
b
Variable rate security. The rate shown represents the yield at period end.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Asia ex-
Japan IG 44 . (1.00)% Quarterly 12/20/30 141,000,000 $ (2,231,726) $ (2,333,169) $ 101,443
Total Centrally Cleared Swap Contracts ..................................... $(2,231,726) $(2,333,169) $101,443
Total Credit Default Swap Contracts .................................... $(2,231,726) $ (2,333,169) $101,443
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

Putnam Focused International Equity Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Focused International Equity Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Focused International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Focused International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund , Class P , 3.863% ...... $10,483,181 $55,779,506 $(51,579,968) $— $— $14,682,719 14,682,719 $118,267
Total Affiliated Securities ... $10,483,181 $55,779,506 $(51,579,968) $— $— $14,682,719 $118,267
2. Financial Instrument Valuation
(continued)

Putnam Focused International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Focused International Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Banks ............................... $ — $ 81,410,394 $ — $ 81,410,394
Broadline Retail ....................... — 46,120,944 — 46,120,944
Capital Markets ........................ 23,593,608 26,080,109 — 49,673,717
Diversified Telecommunication Services ..... 49,967,203 — — 49,967,203
Entertainment ......................... — 45,908,854 — 45,908,854
Financial Services ...................... — 23,527,033 — 23,527,033
Food Products ........................ — 13,859,331 — 13,859,331
Health Care Equipment & Supplies ......... — 22,082,969 — 22,082,969
Health Care Technology ................. — 12,350,145 — 12,350,145
Hotels, Restaurants & Leisure ............. — 17,115,021 — 17,115,021
Household Durables .................... — 33,361,915 — 33,361,915
Industrial Conglomerates ................ — 30,005,533 — 30,005,533
Insurance ............................ — 16,114,413 — 16,114,413
Interactive Media & Services .............. 31,098,381 18,285,070 — 49,383,451
Oil, Gas & Consumable Fuels ............. 39,396,732 18,940,179 — 58,336,911
Passenger Airlines ..................... — 49,194,205 — 49,194,205
Personal Care Products ................. — 14,036,716 — 14,036,716
Pharmaceuticals ....................... — 49,481,938 — 49,481,938
Semiconductors & Semiconductor Equipment . — 175,111,572 — 175,111,572
Software ............................. 24,390,467 — — 24,390,467
Trading Companies & Distributors .......... — 57,383,486 — 57,383,486
Preferred Stocks ......................... — 18,165,139 — 18,165,139
Short Term Investments ................... 14,682,719 — — 14,682,719
Total Investments in Securities ........... $183,129,110 $768,534,966
b
$— $951,664,076
Other Financial Instruments:
Swap Contracts ......................... $— $101,443 $— $101,443
Total Other Financial Instruments ......... $— $101,443 $— $101,443
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $768,534,966, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.